Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions				3 Months Ended
	Jan. 29, 2025 CAD ($)	Dec. 23, 2024 CAD ($)	Nov. 01, 2024 USD ($) $ / shares	Jan. 31, 2025 CAD ($)	Nov. 01, 2024 $ / shares
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Repayments of subordinated liabilities				$ 1,500
Fixed interest rate [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity			November 24, 2034
Interest rate			6.35%		6.35%
U S Treasury Rate [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity			November 24, 2084
Interest rate			2.257%		2.257%
Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuance of subordinated debentures	$ 1,500
Borrowings, maturity	February 4, 2035
Interest rate	4.279%
Earliest par value redemption date	Feb. 04, 2030
Borrowings, interest rate basis	Daily Compounded Canadian Overnight Repo Rate Average plus 1.45%
Borrowings, adjustment to interest rate basis	1.45%
December Twenty Three Two Thousand Twenty Nine [Member] | Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, interest rate basis		2.88
Debt instrument percentage of principal amount redeemed		100.00%
Repayments of subordinated liabilities		$ 1,500
Series 5 Common Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares			$ 1,000
Series BX Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares			$ 1,000
Proceeds from issuing shares			$ 1,000
Series BX Preferred Shares [Member] | Top of range [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares					$ 5
Series 5 Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares			$ 1,000